PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	January 31, 2022	October 31, 2021
Laboratory equipment	$179	$179
Computer equipment	241	241
Total property and equipment	420	420
Accumulated depreciation and amortization	(320)	(302)
Net property and equipment	$100	$118

Property and equipment consist of the following (in thousands):

	October 31,
	2021	2020
Leasehold improvements	$-	$2,335
Laboratory equipment	179	1,218
Furniture and fixtures	-	744
Computer equipment	241	409
Construction in progress	-	19
Total property and equipment	420	4,725
Accumulated depreciation and amortization	(302)	(2,332)
Net property and equipment	$118	$2,393